Income Tax - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax rate	25.00%	25.00%	25.00%